Fair Value Considerations (Tables)	12 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Not Measured At Fair Value On Recurring Basis [Table Text Block]
The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$-	$-	$1,041,000

LIABILITIES
Warrant derivative liability	$-	$-	$276,000	$276,000
Contingent consideration	$-	$-	$3,869,000	$3,869,000

June 30, 2015
ASSETS
Investment in Acerus	$-	$-	$-	$-

LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$664,000	$664,000

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The estimated fair value of the Company’s marketable securities is determined using the quoted price in the active market based on the closing price as of the balance sheet date.

		Initial	Unrealized
As of June 30, 2016	Maturity in Years	Cost	Gains	Losses	Fair Value
Investment in Acerus	Less than 1 year	$2,013,000	$0	$(972,000)	$1,041,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments

Balance as of June 30, 2015	$-
Warrant issuances	400,000
Reclassification of warrant liability to equity upon note conversion	(137,000)
Change in fair value included in earnings	13,000
Balance as of June 30, 2016	$276,000